Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands				12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Depreciation and amortization expense	[1]		$ 416		$ 10,357	$ 4,672
Operating Expense [Member]
Property Plant And Equipment [Line Items]
Depreciation and amortization expense		$ 60		$ 700		445
Cost of Revenue [Member]
Property Plant And Equipment [Line Items]
Depreciation and amortization expense		$ 72		$ 4,873		$ 2,567

[1]	See accompanying notes to the consolidated financial statements.